INCOME TAXES (Details 1)	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010
Pre-Tax Book Income -Loss)	34.00%	34.00%
Perm Item	(19.61%)	0.00%
Change in Valuation Allowance	(16.93%)	(34.00%)
Other	2.54%	0.00%
Total	0.00%	0.00%